SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
Schedule of common shares

	2012		2011		2010
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of common shares in millions)
Balance at beginning of year	781	3,969	770	3,683	756	3,379
Common Shares issued[1]	10	388	-	-	-	-
Shares issued on exercise of stock options	6	78	4	57	6	80
Dividend Reinvestment and Share
Purchase Plan (DRIP)	8	297	7	229	8	224
Balance at end of year	805	4,732	781	3,969	770	3,683

1   Gross proceeds - $400 million; net issuance costs - $12 million.

Schedule of preference shares

	2012		2011		2010
December 31,	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125	5	125
Preference Shares, Series B	20	500	20	500	-	-
Preference Shares, Series D	18	450	18	450	-	-
Preference Shares, Series F	20	500	-	-	-	-
Preference Shares, Series H	14	350	-	-	-	-
Preference Shares, Series J	8	199	-	-	-	-
Preference Shares, Series L	16	411	-	-	-	-
Preference Shares, Series N	18	450	-	-	-	-
Preference Shares, Series P	16	400	-	-	-	-
Preference Shares, Series R	16	400	-	-	-	-
Issuance costs		(78)		(19)		-
Balance at end of year		3,707		1,056		125

Schedule of characteristics of preference shares

	Initial Yield	Dividend[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$1.375	$25	-	-
Preference Shares, Series B	4.0%	$1.000	$25	June 1, 2017	Series C
Preference Shares, Series D	4.0%	$1.000	$25	March 1, 2018	Series E
Preference Shares, Series F	4.0%	$1.000	$25	June 1, 2018	Series G
Preference Shares, Series H	4.0%	$1.000	$25	September 1, 2018	Series I
Preference Shares, Series J	4.0%	US$1.000	US$25	June 1, 2017	Series K
Preference Shares, Series L	4.0%	US$1.000	US$25	September 1, 2017	Series M
Preference Shares, Series N	4.0%	$1.000	$25	December 1, 2018	Series O
Preference Shares, Series P	4.0%	$1.000	$25	March 1, 2019	Series Q
Preference Shares, Series R5	4.0%	$1.000	$25	June 1, 2019	Series S

1            The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.

2          Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3          The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on the Conversion Option Date and every fifth anniversary thereafter.

4          Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q) or 2.5% (Series S)); or US$25 x (number of days in quarter/365) x (90-day United States Government treasury bill rate + 3.1% (Series K) or 3.2% (Series M)).

5          A cash dividend of $0.2356 per share will be paid on March 1, 2013 to Series R shareholders. The regular quarterly dividend of $0.25 per share will begin in the second quarter of 2013.

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share

December 31,	2012	2011	2010
(number of common shares in millions)
Weighted average shares outstanding	772	751	741
Effect of dilutive options	13	10	7
Diluted weighted average shares outstanding	785	761	748